REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Revenue	$ 4,940	$ 4,391
Product [Member]
Disaggregation of Revenue [Line Items]
Revenue	4,746	4,254
Rentals [Member]
Disaggregation of Revenue [Line Items]
Revenue	194	137
Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 4,940	$ 4,391
Percentage of revenue	100.00%	100.00%
Revenue Benchmark [Member] | Product Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 4,940	$ 4,391
Percentage of revenue	100.00%	100.00%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Product [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 4,746	$ 4,254
Percentage of revenue	96.00%	97.00%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Rentals [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 194	$ 137
Percentage of revenue	4.00%	3.00%
UNITED STATES | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 4,360	$ 3,266
Percentage of revenue	88.00%	74.00%
Europe [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 580	$ 991
Percentage of revenue	12.00%	23.00%
Other foreign countries [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenue		$ 134
Percentage of revenue		3.00%